Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,760,557	3,760,557
Common stock, shares outstanding (in shares)	3,268,095	3,269,358
Treasury stock, shares (in shares)	492,462	491,199